Leases - Additional Information (Details) $ in Millions			12 Months Ended	24 Months Ended
	Feb. 28, 2019 renewalOption	Sep. 28, 2016 renewalOption	Dec. 31, 2019 USD ($) floor	Dec. 31, 2016 floor
Montgomery Leases
Property Subject to or Available for Operating Lease [Line Items]
Number of renewal options | renewalOption		1
Lease renewal term		5 years
Operating lease impairment charge | $			$ 1.6
San Francisco Leases
Property Subject to or Available for Operating Lease [Line Items]
Number of floors on lease | floor				2
Number of floors on sub lease | floor			2
Lyndhurst Lease
Property Subject to or Available for Operating Lease [Line Items]
Number of renewal options | renewalOption	1
Lease renewal term	5 years